FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS/Kotak India Growth Fund

ALPS/Smith Short Duration Bond Fund

ALPS/Smith Total Return Bond Fund

(the “Funds”)

Supplement dated March 27, 2020

to the

Statement of Additional Information

dated February 28, 2020, as supplemented

The paragraph under the sub-section “Full Portfolio Holdings” under the “Disclosure of Portfolio Holdings” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-PORT (as described below); and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. Each fiscal quarter, the Trust will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. Each Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. The Trust’s Form N-CSRs (and historical Form N-Qs) are also available on the SEC’s website at www.sec.gov. Each of the RiverFront Funds currently authorize monthly dissemination of full holdings of a Fund after a ten (10) calendar day lag. The ALPS | CoreCommodity Management CompleteCommodities Strategy Fund currently authorizes monthly dissemination of full holdings of the Fund after a thirty (30) calendar day lag. The ALPS | Red Rocks Listed Private Equity Fund currently authorizes quarterly dissemination of full holdings after a forty-five (45) calendar day lag. The ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund currently authorize quarterly dissemination of full portfolio holdings after a thirty (30) day lag. The ALPS | Kotak India Growth Fund currently authorizes the quarterly dissemination of full holdings after a fifteen (15) calendar day lag.

Please retain this supplement with your Statement of Additional Information.